Shareholders Equity (Parenthetical)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Sep. 30, 2013	Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Forward Split	0.01	4.167	4.167	4.1671